Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 405,460	$ 124,002	$ 35,480
Other comprehensive income (loss) before reclassifications
Unrealized loss on marketable securities	(463)	(1,151)	(2,233)
Unrealized loss on qualifying cash flow hedging instruments	(2,564)	(3,082)	(836)
Pension adjustments, net of taxes	14,178	(7,637)	(3,640)
Foreign exchange (loss) gain on currency translation	(217)	174	740
Amounts reclassified from accumulated other comprehensive loss to other income:
Impairment of marketable securities	0	1,322	2,062
Other comprehensive income (loss)	13,407	(12,155)	(2,271)
Comprehensive income	418,867	111,847	33,209
Less: Comprehensive income attributable to non-controlling interests	(323,309)	(177,713)	(150,368)
Comprehensive income (loss) attributable to shareholders of Teekay Corporation	95,558	(65,866)	(117,159)
Equity Method Investments [Member]
Amounts reclassified from accumulated other comprehensive loss to other income:
Realized loss on qualifying cash flow hedging instruments	2,613	1,551	405
General and administrative expenses [Member]
Amounts reclassified from accumulated other comprehensive loss to other income:
Realized loss on qualifying cash flow hedging instruments			257
Settlement of defined benefit pension plan	$ (140)	$ (3,332)	$ 974